Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2025
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Assets pledged, collateral received and assets transferred	Assets pledged, collateral received and assets transferred
Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example, because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.
Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure in the Barclays PLC Pillar 3 Report
2025 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.
Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The following table summarises the nature and carrying amount of the assets pledged as security:

	2025	2024
	£m	£m
Cash collateral	79,653	76,401
Loans and advances at amortised cost	38,095	63,531
Trading portfolio assets	115,923	107,368
Financial assets at fair value through the income statement	5,726	5,728
Financial assets at fair value through other comprehensive income	17,438	20,982
Assets pledged	256,835	274,010
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represent the gross carrying value of the assets pledged and the associated liabilities represent the liability recorded on the balance sheet:

	Transferred assets	Associated liabilities
	£m	£m
As at 31 December 2025
Derivatives	79,753	(79,753)
Repurchase agreements	64,689	(45,810)
Securities lending arrangements	99,238	—
Other	13,155	(12,658)
	256,835	(138,221)

As at 31 December 2024
Derivatives	75,157	(75,157)
Repurchase agreements	77,793	(53,481)
Securities lending arrangements	106,106	—
Other	14,954	(13,580)
	274,010	(142,218)
For repurchase agreements, the difference between transferred assets and the associated liabilities is predominantly due to IFRS netting.
Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the gross transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2025
Recourse to transferred assets only	12,524	(2,234)	12,556	(2,236)	10,320
2024
Recourse to transferred assets only	10,369	(2,151)	10,961	(2,154)	8,807
The Group has an additional £10,567m (2024: £9,500m) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.
Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-
pledge the collateral held. Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms, which are customary in the market.
The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2025	2024
	£m	£m
Fair value of securities accepted as collateral	1,513,869	1,318,862
Of which fair value of securities re-pledged/transferred to others	1,382,090	1,191,938